NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 03, 2020	Sep. 01, 2020	Nov. 19, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-controlling interest	$ (1,291,600)		$ (1,291,600)		$ (1,289,900)	$ (1,060,600)
Reverse stock split			1-for-2.22 reverse split of the Company’s common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company’s outstanding common stock into one share of common stock.		1-for-2.22 reverse split of the Company’s common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company’s outstanding common stock into one share of common stock.
Number of financial statements, description			All numbers in these financial statements are rounded to the nearest $100.		All numbers in these financial statements are rounded to the nearest $100.
Cash equivalents	0		$ 0		$ 0	0
Allowance for doubtful accounts	11,000		11,000		0	11,300
Capitalized interest from related party borrowings	219,100	$ 323,300	404,400	$ 636,400	1,024,800	1,229,400
Capitalized interest from third-party borrowings	264,900	657,900	475,800	1,051,000	2,401,400	1,563,700
Advertising expense	11,500	$ 1,000	12,000	$ 8,500	37,500	67,500
Offering costs					$ 65,100			$ 1,401,100
Two Thousand Eighteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock issuance									675,676
Two Thousand Twenty Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock issuance					700,000		700,000